Mining interests	12 Months Ended
Dec. 31, 2025
Exploration And Evaluation Of Mineral Resources [Abstract]
Mining interests	Mining interests

	Mineral Properties	Buildings, plant & equipment	Construction-in-progress	Exploration & evaluation assets	Total
	$	$	$	$	$
Cost
Balance at December 31, 2023	2,417,447	1,954,150	1,394,143	647,455	6,413,195
Additions	152,559	87,234	685,869	23,901	949,563
Capitalized interest	—	—	30,008	—	30,008
Disposals	(21,087)	(27,165)	—	(10,230)	(58,482)
Write-downs	—	—	—	(636)	(636)
Transfers	771,391	73,523	(849,872)	—	(4,958)
Change in mine restoration provision estimates	32,333	—	3,687	1,819	37,839
Balance at December 31, 2024	3,352,643	2,087,742	1,263,835	662,309	7,366,529

Additions	223,411	189,927	446,558	47,209	907,105
Capitalized interest	—	—	54,989	—	54,989
Disposals	(350,469)	(92,072)	—	—	(442,541)
Write-downs	—	—	—	(5,118)	(5,118)
Transfers	315,323	1,440,460	(1,755,783)	—	—
Change in mine restoration provision estimates	17,788	—	—	543	18,331
Balance at December 31, 2025	3,558,696	3,626,057	9,599	704,943	7,899,295

Accumulated depreciation, depletion, amortization and impairment
Balance at December 31, 2023	(1,488,833)	(1,073,678)	—	(287,194)	(2,849,705)
Depreciation and depletion	(192,495)	(181,027)	—	—	(373,522)
Impairment	(770,848)	(57,855)	—	(47,673)	(876,376)
Disposals	—	24,509	—	—	24,509
Balance at December 31, 2024	(2,452,176)	(1,288,051)	—	(334,867)	(4,075,094)

Depreciation and depletion	(264,064)	(234,096)	—	—	(498,160)
Disposals	350,469	83,827	—	—	434,296
Balance at December 31, 2025	(2,365,771)	(1,438,320)	—	(334,867)	(4,138,958)

Net book value at December 31, 2024	900,467	799,691	1,263,835	327,442	3,291,435

Net book value at December 31, 2025	1,192,925	2,187,737	9,599	370,076	3,760,337

Goose Mine

On October 2, 2025, management determined that the Goose Mine achieved commercial production. In connection with this transition, construction-in-progress was transferred to buildings, plant and equipment and mineral properties, the Company ceased capitalizing borrowing costs and depletion and depreciation of the Goose Mine assets commenced.

Otjikoto Mine

During the year ended December 31, 2025, the Company wrote off components of the mineral properties related to open pit mining activities at the Otjikoto Mine with a net book value of $nil million (cost of $284 million less accumulated depreciation of $284 million). With the conclusion of the open pit mining operations at the Otjikoto Mine, no future economic benefit is expected to be conferred from these assets.

Impairment of the Goose Mine CGU

During the year ended December 31, 2024, the Company completed an updated construction cost estimate for the Goose Mine. The updated estimate, which showed a significant increase in the expected construction cost to complete, was determined to be an indicator of impairment for the Goose Mine assets. The Company’s analysis concluded that the Goose Mine CGU was impaired resulting in an impairment charge of $661 million recorded in the Consolidated Statement of Operations during the year ended December 31, 2024.
Impairment of the Fekola Complex CGU

During the year ended December 31, 2023, the State of Mali (the "State") introduced a new mining code (the “2023 Mining Code”) and related Local Content Law. In July 2024, the accompanying Implementation Decrees, which clarify how the provisions of the 2023 Mining Code and Local Content Law should be applied, were enacted into law. The Company’s analysis concluded that the Fekola Complex CGU was impaired resulting in an impairment of $215 million. A net impairment charge of $194 million after taking into account a deferred income tax recovery of $21 million was recorded in the Consolidated Statement of Operations for the year ended December 31, 2024. On September 11, 2024, the Company reached a Memorandum of Understanding (the "Agreement") with the State which covers the ongoing operation and governance of the Fekola Complex as well as the settlement of existing income tax, customs and other regulatory disputes covering the period 2016 to December 31, 2023 and the distribution of dividends attributed to the State of Mali up to December 31, 2023.

Principal terms of the agreement:
•Settlement of income tax and customs assessments for the period from 2016 through 2023 of $70 million. An expense of $67 million (net of previous accruals) was recorded as an income tax expense in the Consolidated Statement of Operations for the year ended December 31, 2024;
•Settlement of other regulatory disputes related to the timing of repatriation of funds of $17 million. This amount was paid upon signing of the Agreement and was recorded in Other Expense in the Consolidated Statement of Operations for the year ended December 31, 2024;
•Distribution of retained earnings of $107 million attributed to the State of Mali's non-controlling interest from its 10% ordinary share ownership in the Fekola Mine up to December 31, 2023. The ordinary dividend was paid during the year ended December 31, 2024;
•Upon completion of certain conditions precedent, the State of Mali's 10% ordinary share interest in Fekola was converted into a 10% preferred share interest. The rights of the additional preferred share interest are consistent with the State of Mali's 10% free carried interest including priority dividend rights, therefore, this is accounted for as an income tax under IAS 12 Income taxes; and
•In addition to the above, the Company forgave the principal and accrued interest balance outstanding totalling $69 million on the loan made to the State for the purchase of their 10% ordinary share ownership. This was recorded within Equity on the Consolidated Balance Sheet.

Versamet transaction

On June 5, 2024, the Company entered into a purchase and sale agreement (the "Versamet Agreement") to sell a portfolio of ten metal royalties (the "Royalties") to Versamet in exchange for 122 million Versamet shares at Cdn. $0.80 per share for proceeds of $71 million. Upon completion of the second tranche, on August 13, 2024, the Company received 17 million Versamet shares at Cdn. $0.80 per share for proceeds of $10 million. The Company recorded a $49 million gain on sale of mining interests in the Consolidated Statement of Operations for the year ended December 31, 2024

Other

During the year ended December 31, 2025, the Company wrote-off $5 million (2024 - $1 million) relating to non-core properties that it no longer plans to proceed with.

During the year ended December 31, 2024, the Company sold a royalty on the Quebradona Property in Colombia, with no book value, to the owner of the property for proceeds of $7.5 million. This amount was recorded as a Gain on Sale of Mining Interests in the Consolidated Statement of Operations for the year.

As at December 31, 2025 the Company had leased assets of $55 million (2024 - $35 million) under IFRS 16. The leased assets primarily consisted of the equipment related to underground mining of $27 million (cost of $38 million net of $11 million in accumulated depreciation), corporate offices of $16 million (cost of $24 million net of $8 million in accumulated depreciation), (2024 - $17 million, cost of $24 million net of $7 million in accumulated depreciation) and other leased assets of $12 million (cost of $32 million net of $20 million in accumulated depreciation), (2024 - $18 million, costs of $32 million net of $14 million in accumulated depreciation) classified as buildings, plant and equipment.